Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	€ 4,815	€ 4,746	€ 5,113
Changes in scope of consolidation		(82)
Provision related to current period sales	19,292	16,745	17,690
Net change in provision related to prior period sales	(47)	(50)	(46)
Payments made	(18,950)	(16,676)	(17,474)
Currency translation differences	108	132	(537)
Provisions for discounts, rebates and sales returns, Ending balance	5,218	4,815	4,746
Government And State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	2,148	2,086	2,398
Changes in scope of consolidation		37
Provision related to current period sales	5,542	4,624	5,131
Net change in provision related to prior period sales	(27)	(2)	(46)
Payments made	(5,529)	(4,673)	(5,129)
Currency translation differences	44	76	(268)
Provisions for discounts, rebates and sales returns, Ending balance	2,178	2,148	2,086
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	674	663	771
Changes in scope of consolidation		2
Provision related to current period sales	2,563	2,038	2,027
Net change in provision related to prior period sales	0	(4)	(11)
Payments made	(2,528)	(2,055)	(2,031)
Currency translation differences	17	30	(93)
Provisions for discounts, rebates and sales returns, Ending balance	726	674	663
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	294	377	280
Changes in scope of consolidation		0
Provision related to current period sales	4,649	3,620	4,069
Net change in provision related to prior period sales	(1)	(1)	(8)
Payments made	(4,637)	(3,714)	(3,925)
Currency translation differences	7	12	(39)
Provisions for discounts, rebates and sales returns, Ending balance	312	294	377
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,140	1,067	1,111
Changes in scope of consolidation		(123)
Provision related to current period sales	5,888	5,942	5,897
Net change in provision related to prior period sales	(6)	(11)	30
Payments made	(5,719)	(5,732)	(5,897)
Currency translation differences	27	(3)	(74)
Provisions for discounts, rebates and sales returns, Ending balance	1,330	1,140	1,067
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	546	547	550
Changes in scope of consolidation		0
Provision related to current period sales	554	465	537
Net change in provision related to prior period sales	(27)	(35)	(11)
Payments made	(465)	(448)	(466)
Currency translation differences	13	17	(63)
Provisions for discounts, rebates and sales returns, Ending balance	621	546	547
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	13	6	3
Changes in scope of consolidation		2
Provision related to current period sales	96	56	29
Net change in provision related to prior period sales	14	3	0
Payments made	(72)	(54)	(26)
Currency translation differences	0	0	0
Provisions for discounts, rebates and sales returns, Ending balance	51	13	6
USA
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	3,509	3,487
Provisions for discounts, rebates and sales returns, Ending balance	3,585	3,509	3,487
USA | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	604	604
Provisions for discounts, rebates and sales returns, Ending balance	649	604	604
Medicaid | Government And State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance		1,047
Provisions for discounts, rebates and sales returns, Ending balance			1,047
Medicaid | Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,033
Provisions for discounts, rebates and sales returns, Ending balance	1,017	1,033
Medicare | Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	829	810
Provisions for discounts, rebates and sales returns, Ending balance	€ 810	€ 829	€ 810